Investments - Schedule of Investments (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Short-term investments
Trading securities carried at fair value		$ 6,944,168	$ 5,355,552
Held-to-maturity securities carried at cost	[1]	11,100,000	17,576,988
Total		18,044,168	22,932,540
Quoted Prices in Active Markets (level 1) [Member]
Short-term investments
Trading securities carried at fair value		93,150	67,373
Held-to-maturity securities carried at cost	[1]
Total		93,150	67,373
Significant Other Observable Inputs (Level 2) [Member]
Short-term investments
Trading securities carried at fair value		6,851,018	5,288,179
Held-to-maturity securities carried at cost	[1]	11,100,000	17,576,988
Total		17,951,018	22,865,167
Significant Other Unobservable Inputs (Level 3) [Member]
Short-term investments
Trading securities carried at fair value
Held-to-maturity securities carried at cost	[1]
Total

[1]	On December 31, 2025, the Company early terminated its investment agreement with two companies that were engaged to manage a total of $6 million in held-to-maturity securities. In accordance with the termination agreements, the counter parties promise to remit to the Company its original investment of $6 million plus the associated investment gain of $846,247, by the end of April 2026. As of December 31, 2025, the Company recorded an Other Receivable for $6,846,247. See NOTE 8 - OTHER RECEIVABLE.